Note 7. Subsequent Events	12 Months Ended
Nov. 30, 2018
Notes
Note 7. Subsequent Events

Note 7.   Subsequent Events

The Company has evaluated subsequent events through the date these consolidated financial statements were issued.  There have been no additional subsequent events for which disclosure is required.